Schedule H, Line 4a - Schedule of Delinquent Participant Contribution (Details) - EBP 105	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant Contributions Transferred Late to the Plan	$ 35,004
Total that Constitutes Nonexempt Prohibited Transactions, Contributions Not Corrected	0
Total that Constitutes Nonexempt Prohibited Transactions, Contributions Corrected Outside VFCP	0
Total that Constitutes Nonexempt Prohibited Transactions, Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 35,004